1. Summary of Significant Accounting Policies (Details)	6 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Cash and cash equivalents	$ 1,446,061	$ 1,730,903	$ 1,654,171	$ 1,740,989	$ 362,598
Cash over FDIC insurance limits	1,013,509		1,292,227
Allowance for doubtful accounts	40,000		40,000
Inventory reserve	31,676		$ 31,676
Advertising expense	$ 5,495	$ 288
Average exchange rate
Exchange rate	1.1094
Period end exchange rate
Exchange rate	1.300